Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
VARIABLE INTEREST ENTITIES [Abstract]
Financial Information of Consolidated VIEs

	As of December 31, (in thousands)
	2016	2017
ASSETS:
Cash and cash equivalents	$1,166	$3,275
Accounts receivable, net	19,874	10,140
Prepaid expense	1,427	1,154
Other receivable	16,158	8,155
Due from affiliates	240,859	328,227
Other current assets	1,797	3,582
Assets held for sale	12,551	—

Total current assets	293,832	354,533

Goodwill	10,257	10,257
Deferred tax assets	3,603	2,187
Other non-current assets	4,272	3,003

Total assets	$311,964	$369,980

LIABILITIES:
Accounts payable	$7,799	$3,904
Accrued and other short-term liabilities	7,561	5,699
Due to affiliates	50,330	83,966
Due to Sohu	28	5
Receipts in advance and deferred revenue	30,785	29,597
Tax payable	903	413
Liabilities held for sale	3,232	—

Total current liabilities	100,638	123,584

Other long-term liabilities	14,736	15,645

Total liabilities	$115,374	$139,229

	For the Year ended December 31, (in thousands)
	2015	2016	2017
Net revenue	$742,547	$426,329	$321,495
Net income	2,499	48,496	21,219

	For the Year ended December 31, (in thousands)
	2015	2016	2017
Net cash used in operating activities	$(74,415)	$(3,161)	$(10,846)
Net cash provided by investing activities	71,687	2,319	4,802
Net cash used in financing activities	—	—	—